Trade accounts receivable - Development of allowance for doubtful accounts (Details)	3 Months Ended
Mar. 31, 2018 EUR (€)
Development of Allowance For Doubtful Accounts
Allowance for doubtful accounts, beginning of period	€ 474,891,000
Change in valuation allowances as recorded in the consolidated statements of income	€ 357,119,000